INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

7.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2021	2022
Educational merchandise	6,130	4,958

The Group recorded $199, $166 and $79 write-downs of inventories from the carrying amount to their net realizable values for the years ended December 31, 2020, 2021 and 2022, respectively, of which $nil, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.